LONG-TERM INVESTMENTS, NET - Investments accounted for at fair values (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
LONG-TERM INVESTMENTS, NET
Cost basis	¥ 1,226,856	¥ 872,363
Gross unrealized gains	31,766	12,978
Gross unrealized losses	(249,964)	(230,161)
Exchange adjustments	5,742	4,932
Fair value	1,014,400	660,112
Marketable securities
LONG-TERM INVESTMENTS, NET
Cost basis	96,848	96,848
Gross unrealized gains	0	0
Gross unrealized losses	(46,420)	(69,035)
Exchange adjustments	5,736	4,932
Fair value	56,164	32,745
Unlisted equity securities and loan receivables measured at fair value
LONG-TERM INVESTMENTS, NET
Cost basis	233,088
Gross unrealized gains	0
Gross unrealized losses	(200,516)
Exchange adjustments	0
Fair value	32,572
Loan Receivable And Convertible Preferred Stock
LONG-TERM INVESTMENTS, NET
Cost basis		238,015
Gross unrealized gains		778
Gross unrealized losses		(161,126)
Exchange adjustments		0
Fair value		77,667
Wealth Management Product
LONG-TERM INVESTMENTS, NET
Cost basis	896,920	537,500
Gross unrealized gains	31,766	12,200
Gross unrealized losses	(3,028)	0
Exchange adjustments	6	0
Fair value	¥ 925,664	¥ 549,700